Other expenses and adjustments (Tables)	12 Months Ended
Dec. 31, 2023
Other expenses and adjustments
Schedule of highlight certain components of the research and development and general and administration expenses classified by nature

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Research and development expenses
Non-cash share-based compensation	349,850	631,490	599,145

General and administration expenses
Depreciation of property and equipment	163,911	135,464	135,977
Amortization of intangible assets	84,444	84,444	84,444
Non-cash share-based compensation	3,806,912	4,381,695	7,898,685